Segment Information Segment Information - Revenue by Geographic Area, Based on Where Guests are Sourced (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 16,389	$ 15,714	$ 15,884
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	8,327	8,015	7,762
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,254	5,133	5,676
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	2,506	2,256	2,097
Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 302	$ 310	$ 349